Organization and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017	Nov. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest and penalties	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net operating loss carryover expiration period, description			The net operating loss carryover is due to expire in 2030		The net operating loss carryover is due to expire in 2030